                                   FORM N-CSR



              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



                  Investment Company Act file number: 811-01434

                    LINCOLN NATIONAL VARIABLE ANNUITY FUND A
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                          Elizabeth A. Frederick, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

Registrant's telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: January 1, 2003 through December 31, 2003

Item 1. Reports to Stockholders

Lincoln National Variable Annuity Fund A

                            VARIABLE ANNUITY FUND A

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln National
                               Variable Annuity Fund A
                               Annual Report
                               December 31, 2003

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

INDEX

COMMENTARY
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
OFFICER/TRUSTEE INFORMATION

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
ANNUAL PORTFOLIO COMMENTARY
For the year ended December 31, 2003

Managed by:
                                                     (DELAWARE INVESTMENTS LOGO)

The Fund returned 28.5% for the fiscal year 2003 while its style specific benchmark, the Russell 1000 Index*, returned 29.9%.

After three successive years of negative returns, equity markets rebounded strongly in 2003. Several factors drove stocks significantly higher from March onwards; among those were an improved geopolitical situation with the cessation of major combat activities in Iraq, continued stimulatory interest rate and money supply policies from the Federal Reserve and continued stimulatory fiscal policies as the Administration and Congress worked to both enact a second round of tax cuts and increase government spending.
The Fund's performance lagged that of the Russell 1000 Index* for the year, partially a result of the difficult investment environment for most managed funds. Stock selection in the consumer discretionary, media and finance sectors positively contributed to relative performance. This was offset by stock selection in the basic materials and technology sectors.

Looking into 2004, we see the early part of the year showing a continuation of the trends that built throughout 2003. Specifically, we see strong economic growth, earnings growth driven by operating leverage, and benign or even slightly stimulative monetary and fiscal policies for the initial part of the year. During the latter stages of 2004, however, we expect to see moderation of the strong economic and earnings results, as comparisons become more difficult. In addition, interest rates are likely to move higher in response to strong economic growth. Higher rates should serve to brake the economy in the back half of 2004. Finally, we are likely to lose the strong kick to the economy that tax cuts supplied. In this environment, we expect to see better relative performance from larger, high quality stocks. Relative to its benchmark, the Russell 1000 Index*, the Fund held moderately overweight positions in the media, finance and technology sectors as of year end.

J. Paul Dokas

Growth of $10,000 invested 12/31/93 through 12/31/03
(LINE GRAPH)

                                                                           FUND A                       RUSSELL 1000 INDEX
                                                                           ------                       ------------------
12/31/93                                                                   10000                              10000
                                                                           10115                              10038
                                                                           13876                              13829
                                                                           16494                              16933
                                                                           21922                              22497
                                                                           26298                              28576
                                                                           30698                              34551
                                                                           27235                              31860
                                                                           23956                              27893
                                                                           18087                              21854
12/31/03                                                                   23249                              28386

This chart illustrates, hypothetically, that $10,000 was invested in Fund A on 12/31/93. As the chart shows, by December 31, 2003, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $23,249. For comparison, look at how the Russell 1000 Index did over the same period. The same $10,000 investment would have grown to $28,386. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return                          Ended
on investment                                  12/31/03
-------------------------------------------------------
One Year                                        +28.54%
-------------------------------------------------------
Five Years                                      - 2.43%
-------------------------------------------------------
Ten Years                                       + 8.80%
-------------------------------------------------------

 * Russell 1000 Index-Measures the performance of the largest 1000 companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

                           Variable Annuity Fund A- 1

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS
December 31, 2003

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK-97.58%
    AEROSPACE & DEFENSE-2.13%
    Honeywell International....................    11,800    $   394,474
    Northrop Grumman...........................     3,200        305,920
    Raytheon...................................     6,700        201,268
    Textron....................................     3,500        199,710
    United Technologies........................     6,300        597,051
                                                             -----------
                                                               1,698,423
                                                             -----------
    AUTOMOBILES & AUTOMOTIVE PARTS-1.60%
  + Advance Auto Parts.........................     1,000         81,400
    General Motors.............................     7,700        411,180
    Johnson Controls...........................     4,400        510,928
    PACCAR.....................................     3,200        272,384
                                                             -----------
                                                               1,275,892
                                                             -----------
    BANKING & FINANCE-14.94%
    American Express...........................     5,200        250,796
    Bank of America............................    17,000      1,367,310
    Bank One...................................     4,700        214,273
    Bear Stearns...............................     5,700        455,715
    Capital One Financial......................     5,000        306,450
    Charter One Financial......................     6,200        214,210
    Citigroup..................................    44,897      2,179,300
    Countrywide Financial......................     4,667        353,967
    Doral Financial............................     4,800        154,944
    First Tennessee National...................     3,600        158,760
    FleetBoston Financial......................     8,100        353,565
    Freddie Mac................................    10,800        629,856
    Goldman Sachs..............................     4,200        414,666
    Greenpoint Financial.......................     5,000        176,600
    J.P. Morgan Chase..........................    18,940        695,666
    Lehman Brothers Holdings...................     4,800        370,656
    MBNA.......................................     9,200        228,620
    Mellon Financial...........................     6,700        215,137
    Morgan Stanley.............................     7,800        451,386
    National City..............................     4,300        145,942
    PNC Financial Group........................     3,800        207,974
    SEI Investments............................     5,100        155,397
    SLM........................................     2,300         86,664
    Union Planters.............................     2,300         72,427
    U.S. Bancorp...............................    15,463        460,488
    Wachovia...................................     9,500        442,605
    Washington Mutual..........................    12,800        513,536
    Wells Fargo................................    10,700        630,123
                                                             -----------
                                                              11,907,033
                                                             -----------
    BUILDINGS & MATERIALS-0.85%
    KB HOME....................................     6,100        442,372
    Masco......................................     8,700        238,467
                                                             -----------
                                                                 680,839
                                                             -----------

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    BUSINESS SERVICES-0.98%
  + Cendant....................................    20,300    $   452,081
  + Convergys..................................    12,200        213,012
  + Dun and Bradstreet.........................     2,300        116,633
                                                             -----------
                                                                 781,726
                                                             -----------
    CABLE, MEDIA & PUBLISHING-4.09%
    Clear Channel Communications...............    10,100        472,983
  + Comcast Special Class A....................    29,200        913,376
  + InterActiveCorp............................    12,900        437,697
  + Liberty Media Class A......................    27,700        329,353
    McGraw-Hill Companies......................     1,200         83,904
    Viacom Class B.............................    23,100      1,025,178
                                                             -----------
                                                               3,262,491
                                                             -----------
    CHEMICALS-1.27%
    Dow Chemical...............................     4,400        182,908
    duPont (E.I.) deNemours....................     1,700         78,013
    Ecolab.....................................     7,000        191,590
    Lubrizol...................................     5,500        178,860
    PPG Industries.............................     2,700        172,854
    Sigma-Aldrich..............................     3,600        205,848
                                                             -----------
                                                               1,010,073
                                                             -----------
    COMPUTERS & TECHNOLOGY-10.32%
    Adobe Systems..............................    10,800        424,440
    Automatic Data Processing..................     7,100        281,231
  + Citrix Systems.............................     9,400        199,374
  + Dell.......................................    26,000        882,960
    Deluxe.....................................     5,200        214,916
  + Electronic Arts............................     6,800        324,904
  + EMC........................................    33,800        436,696
    Factset Research Systems...................     5,900        225,439
    First Data.................................    13,400        550,606
    Hewlett-Packard............................    19,597        450,143
  + Hughes Electronics.........................    17,535        290,196
    International Business Machines............     6,300        583,884
  + Intuit.....................................     5,300        280,423
    Microsoft..................................    70,900      1,952,586
  + Oracle.....................................    44,000        580,800
  + SanDisk....................................     2,500        152,850
    Seagate Technology Holdings................     9,800        185,220
  + Storage Technology.........................     5,700        146,775
  + Western Digital............................     5,100         60,129
                                                             -----------
                                                               8,223,572
                                                             -----------
    CONSUMER PRODUCTS-2.93%
    Colgate-Palmolive..........................     6,800        340,340
    Fortune Brands.............................     3,900        278,811
    Gillette...................................     9,400        345,262
    Kimberly-Clark.............................     6,100        360,449
    Procter & Gamble...........................    10,100      1,008,788
                                                             -----------
                                                               2,333,650
                                                             -----------

                           Variable Annuity Fund A- 2

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    ELECTRONICS & ELECTRICAL EQUIPMENT-7.48%
  + Altera.....................................    12,400    $   281,480
  + Applied Materials..........................     7,200        161,640
  + Energizer Holdings.........................     4,500        169,020
    General Electric...........................    68,500      2,122,130
    Intel......................................    57,200      1,841,840
    Koninklijke Philips Electronics NY Share...     7,700        223,993
    Linear Technology..........................     5,300        222,971
    Rockwell Automation........................     2,800         99,680
  + Silicon Laboratories.......................     3,600        155,592
    Texas Instruments..........................    23,340        685,729
                                                             -----------
                                                               5,964,075
                                                             -----------
    ENERGY-5.80%
    Amerada Hess...............................     5,600        297,752
    Anadarko Petroleum.........................     6,900        351,969
    Burlington Resources.......................     6,200        343,356
    ChevronTexaco..............................     7,799        673,756
    ConocoPhillips.............................     5,300        347,521
    Devon Energy...............................     6,200        355,012
    Exxon Mobil................................    39,300      1,611,300
    Marathon Oil...............................     9,500        314,355
    Occidental Petroleum.......................     7,800        329,472
                                                             -----------
                                                               4,624,493
                                                             -----------
    ENVIRONMENTAL SERVICES-0.35%
    Waste Management...........................     9,300        275,280
                                                             -----------
                                                                 275,280
                                                             -----------
    FARMING & AGRICULTURE-0.22%
    Monsanto...................................     6,000        172,680
                                                             -----------
                                                                 172,680
                                                             -----------
    FOOD, BEVERAGE & TOBACCO-4.35%
    Altria Group...............................     8,200        446,244
    Anheuser-Busch.............................     3,800        200,184
    Archer-Daniels-Midland.....................    19,640        298,921
    Coca-Cola..................................    13,100        664,825
    Coors (Adolph) Class B.....................       800         44,880
    Hershey Foods..............................     1,000         76,990
    Kellogg....................................     6,200        236,096
    Kraft Foods Class A........................    12,200        393,084
    PepsiCo....................................    12,000        559,440
    R.J. Reynolds Tobacco......................     3,500        203,525
    Sysco......................................     5,600        208,488
    Tyson Foods Class A........................    10,400        137,696
                                                             -----------
                                                               3,470,373
                                                             -----------
    HEALTHCARE & PHARMACEUTICALS-14.64%
    Abbott Laboratories........................     5,000        233,000
  + American Pharmaceutical Partners...........     3,600        120,960
  + Amgen......................................    12,700        784,860
  + Anthem.....................................     2,300        172,500
    Baxter International.......................    12,700        387,604
    Beckman Coulter............................     3,300        167,739
    Becton, Dickinson..........................     7,100        292,094
  + Boston Scientific..........................     2,100         77,196
    Bristol-Myers Squibb.......................    22,900        654,940

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    HEALTHCARE & PHARMACEUTICALS (CONTINUED)
    Cardinal Health............................     2,850    $   174,306
  + Cytyc......................................    10,800        148,608
  + Genentech..................................     1,700        159,069
  + Genzyme-General Division...................     4,200        207,228
  + Gilead Sciences............................     5,100        296,514
    Guidant....................................     5,400        325,080
  + Health Net.................................     2,200         71,940
    Hillenbrand Industries.....................     3,800        235,828
    Johnson & Johnson..........................    29,200      1,508,472
    Lilly (Eli)................................     5,000        351,650
  + Lincare Holdings...........................     6,400        192,192
  + MedImmune..................................    10,500        266,700
    Merck......................................    21,600        997,920
    Mylan Laboratories.........................    11,300        285,438
  + Patterson Dental...........................     1,300         83,408
    Pfizer.....................................    48,720      1,721,278
  + Tenet Healthcare...........................    15,800        253,590
    UnitedHealth Group.........................     8,300        482,894
  + WellPoint Health Networks..................     2,500        242,475
    Wyeth......................................    18,200        772,590
                                                             -----------
                                                              11,668,073
                                                             -----------
    INDUSTRIAL MACHINERY-1.03%
    Black & Decker.............................     3,300        162,756
    Cummins Engine.............................     4,000        195,760
    Ingersoll-Rand Class A.....................     2,500        169,700
    Pentair....................................     4,400        201,080
  + Varian Medical Systems.....................     1,300         89,830
                                                             -----------
                                                                 819,126
                                                             -----------
    INSURANCE-4.64%
    Allstate...................................    11,500        494,730
    American International.....................    12,300        815,244
    Berkley (W.R.).............................     4,400        153,780
    Marsh & McLennan...........................     4,700        225,083
    MBIA.......................................     2,600        153,998
    MetLife....................................     9,600        323,232
    MGIC Investment............................     3,500        199,290
    Nationwide Financial Services Class A......     7,000        231,420
    Old Republic International.................     8,550        216,828
    Principal Financial........................     6,200        205,034
    Progressive................................     2,100        175,539
    Prudential Financial.......................     8,400        350,868
    XL Capital Limited Class A.................     2,000        155,100
                                                             -----------
                                                               3,700,146
                                                             -----------
    LEISURE, LODGING & ENTERTAINMENT-4.61%
    CBRL Group.................................     2,200         84,172
    Disney (Walt)..............................    12,900        300,957
    Eastman Kodak..............................    10,200        261,834
    GTECH Holdings.............................     1,700         84,133
    Harley-Davidson............................     8,000        380,240
    International Game Technology..............     5,500        196,350
    Marriott International Class A.............     5,100        235,620

                           Variable Annuity Fund A- 3

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    LEISURE, LODGING & ENTERTAINMENT (CONTINUED)
    McDonald's.................................    20,200    $   501,566
    News Limited ADR...........................     1,961         59,326
  + Time Warner................................    66,550      1,197,234
  + Yum Brands.................................    10,900        374,960
                                                             -----------
                                                               3,676,392
                                                             -----------
    MISCELLANEOUS-0.82%
  + Apollo Group Class A.......................     2,300        156,400
    Block (H&R)................................     6,000        332,220
  + Corinthian Colleges........................     1,400         77,784
    Tyco International.........................     3,300         87,450
                                                             -----------
                                                                 653,854
                                                             -----------
    MULTIFAMILY REITS-0.23%
    Apartment Investment & Management..........     5,300        182,850
                                                             -----------
                                                                 182,850
                                                             -----------
    OFFICE/INDUSTRIAL REITS-0.32%
    Equity Office Properties Trust.............     6,800        194,820
    ProLogis...................................     1,900         60,971
                                                             -----------
                                                                 255,791
                                                             -----------
    PACKAGING & CONTAINERS-0.41%
  + Pactiv.....................................     8,000        191,200
    Sonoco Products............................     5,600        137,872
                                                             -----------
                                                                 329,072
                                                             -----------
    PAPER & FOREST PRODUCTS-0.21%
    Weyerhaeuser...............................     2,600        166,400
                                                             -----------
                                                                 166,400
                                                             -----------
    RETAIL-5.55%
    Albertson's................................     7,300        165,345
  + AutoNation.................................     9,400        172,678
  + Bed Bath & Beyond..........................     7,100        307,785
    Best Buy...................................     6,100        318,664
  + BJ's Wholesale Club........................     6,100        140,056
    CVS........................................     9,300        335,916
    Dollar General.............................     7,400        155,326
  + eBay.......................................     2,900        187,311
    Federated Department Stores................     4,900        230,937
    Gap........................................    13,700        317,977
    Home Depot.................................    11,800        418,782
    Limited Brands.............................    11,500        207,345
    RadioShack.................................     7,500        230,100
    Ross Stores................................     9,000        237,870
  + Saks.......................................    14,300        215,072
    Target.....................................     4,800        184,320
    Wal-Mart Stores............................    11,300        599,465
                                                             -----------
                                                               4,424,949
                                                             -----------

                                                 NUMBER OF      FAIR
                                                  SHARES        VALUE
    COMMON STOCK (CONTINUED)
    TELECOMMUNICATIONS-5.49%
  + AT&T Wireless Services.....................    32,900    $   262,871
    BellSouth..................................     8,700        246,210
  + CIENA......................................    21,500        142,760
  + Cisco Systems..............................    56,600      1,374,814
  + Level 3 Communications.....................    21,000        119,700
  + NEXTEL Communications......................    13,000        364,780
    Nokia ADR..................................     6,600        112,200
    QUALCOMM...................................     2,000        107,860
    SBC Communications.........................    25,363        661,213
    Scientific-Atlanta.........................     2,900         79,170
  + UTStarcom..................................     6,300        233,541
    Verizon Communications.....................    19,136        671,291
                                                             -----------
                                                               4,376,410
                                                             -----------
    TEXTILES, APPAREL & FURNITURE-0.96%
  + Coach......................................     7,700        290,675
    NIKE.......................................     3,400        232,764
    VF.........................................     5,500        237,820
                                                             -----------
                                                                 761,259
                                                             -----------
    TRANSPORTATION & SHIPPING-0.40%
  + AMR........................................     5,700         73,815
    Delta Air Lines............................     5,300         62,593
    FedEx......................................     2,700        182,250
                                                             -----------
                                                                 318,658
                                                             -----------
    UTILITIES-0.96%
    Centerpoint Energy.........................     8,100         78,489
    Exelon.....................................     1,200         79,632
    ONEOK......................................     9,000        198,720
    Public Service Enterprises Group...........     5,700        249,660
    TXU........................................     6,800        161,296
                                                             -----------
                                                                 767,797
                                                             -----------
    TOTAL COMMON STOCK
     (COST $60,264,176)........................               77,781,377
                                                             -----------
    EXCHANGE TRADED FUND-1.12%
    S & P 500 Depositary Receipt...............     8,000        890,080
                                                             -----------
    TOTAL EXCHANGE TRADED FUND
     (COST $804,400)...........................                  890,080
                                                             -----------
                                                 PRINCIPAL
                                                  AMOUNT
    COMMERCIAL PAPER-0.94%
    UBS Finance
     0.95% 1/2/04..............................  $750,000        749,980
                                                             -----------
    TOTAL COMMERCIAL PAPER
     (COST $749,980)...........................                  749,980
                                                             -----------

                           Variable Annuity Fund A- 4

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-99.64% (COST
 $61,818,556)...............................................  $79,421,437
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.36%.......      286,093
                                                              -----------
NET ASSETS-100.00%..........................................  $79,707,530
                                                              ===========
NET ASSETS ARE REPRESENTED BY:
VALUE OF ACCUMULATION UNITS:
4,466,321 units at $16.545 unit value.......................  $73,897,546
ANNUITY RESERVES:
59,506 units at $16.545 unit value..........................      984,565
218,086 units at $22.126 unit value.........................    4,825,419
                                                              -----------
Total Net Assets............................................  $79,707,530
                                                              ===========

------------------
+Non-income producing security for the year ended December 31, 2003.

ADR-American Depositary Receipts

                             See accompanying notes

                           Variable Annuity Fund A- 5

LINCOLN NATIONAL VARIABLE ANNUITY
FUND A
STATEMENT OF OPERATIONS
Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends...................................                $ 1,200,270
Interest....................................                      1,998
                                                            -----------
                                                              1,202,268
                                                            -----------
EXPENSES:
Investment management services..............  $   228,764
Mortality and expense guarantees............      674,515       903,279
                                              -----------   -----------
NET INVESTMENT INCOME.......................                    298,989
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized loss on investments............     (512,954)
Increase in net unrealized appreciation of
 investments................................   18,348,060
                                              -----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS................................                 17,835,106
                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.................................                $18,134,095
                                                            ===========

                             See accompanying notes

LINCOLN NATIONAL VARIABLE ANNUITY
FUND A
STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED
                                             12/31/2003     12/31/2002
                                             -----------   ------------
CHANGES FROM OPERATIONS:
Net investment income......................  $   298,989   $    335,568
Net realized loss on investments...........     (512,954)   (12,422,857)
Increase (decrease) in net unrealized
 appreciation/depreciation of
 investments...............................   18,348,060    (11,040,713)
                                             -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................   18,134,095    (23,128,002)
Net decrease from equity transactions......   (4,760,887)    (8,762,903)
                                             -----------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....   13,373,208    (31,890,905)
Net assets, at beginning of period.........   66,334,322     98,225,227
                                             -----------   ------------
NET ASSETS, AT END OF PERIOD...............  $79,707,530   $ 66,334,322
                                             ===========   ============

                             See accompanying notes

                           Variable Annuity Fund A- 6

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES
The Fund--The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments--All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Managers.

Federal Income Taxes--Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income--Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves--Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the year ended December 31, 2003 amounted to $54,338,990 and $59,577,714, respectively.

3. EXPENSES/SALES CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES
The Lincoln National Life Insurance Company (Lincoln Life) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. Lincoln Life is a direct wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, Lincoln Life receives an investment management services fee at the rate of 0.000885% of the current value of the Fund per day (0.323% on an annual basis) and for mortality and expense guarantees at the rate of 0.002745% of the current value of the Fund per day (1.002% on an annual basis). Lincoln Life retained $2,517 from the proceeds of the sale of annuity contracts during the year for sales and administrative charges. Accordingly, Lincoln Life is responsible for all sales, general, and administrative expenses applicable to the Fund.

Delaware Management Company (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. The Sub-Adviser is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of LNC. For its services, the Sub-Adviser is paid directly by Lincoln Life, not the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2003, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4. NET ASSETS
Net assets at December 31, 2003 consisted of the following:

Equity transactions.....................................   $(219,814,633)
Accumulated net investment income.......................      74,846,264
Accumulated net realized gain on investments............     207,073,018
Net unrealized appreciation of investments..............      17,602,881
                                                           -------------
NET ASSETS..............................................   $  79,707,530
                                                           =============

                           Variable Annuity Fund A- 7

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. SUMMARY OF CHANGES IN EQUITY TRANSACTIONS

                                                YEAR ENDED DECEMBER 31, 2003          YEAR ENDED DECEMBER 31, 2002
                                                 UNITS             AMOUNT              UNITS             AMOUNT
                                               ---------        -------------        ---------        -------------
Accumulation Units:
 Balance at beginning of period..............  4,747,195        $(201,232,797)       5,304,630        $(193,282,004)
 Contract purchases..........................     49,763              755,516           40,407              548,029
 Terminated contracts........................   (330,637)          (4,687,921)        (597,842)          (8,498,822)
                                               ---------        -------------        ---------        -------------
Balance at end of period.....................  4,466,321        $(205,165,202)       4,747,195        $(201,232,797)
                                               =========        =============        =========        =============
Annuity Reserves:
 Balance at beginning of period..............    328,690        $ (13,820,949)         373,397        $ (13,008,839)
 Annuity payments............................    (51,098)            (828,482)         (44,707)            (812,110)
 Receipt of guarantee mortality
 adjustments.................................          -                    -                -                    -
                                               ---------        -------------        ---------        -------------
Balance at end of period.....................    277,592        $ (14,649,431)         328,690        $ (13,820,949)
                                               =========        =============        =========        =============

6. SUPPLEMENTAL INFORMATION-SELECTED PER UNIT DATA AND RATIOS
The following is selected financial data per unit outstanding throughout each period:

                                                                     YEAR ENDED DECEMBER 31,
                                                2003           2002           2001           2000           1999
                                               -------        -------        -------        -------        -------
Investment income............................  $ 0.245        $ 0.253        $ 0.249        $ 0.265        $ 0.283
Expenses.....................................    0.184          0.191          0.228          0.275          0.256
                                               -------        -------        -------        -------        -------
Net investment income (loss).................    0.061          0.062          0.021         (0.010)         0.027
Net realized and unrealized gain (loss) on
 investments.................................    3.612         (4.238)        (2.354)        (2.454)         3.106
                                               -------        -------        -------        -------        -------
Increase (decrease) in accumulation unit
 value.......................................    3.673         (4.176)        (2.333)        (2.464)         3.133
Accumulation unit value at beginning of
 period......................................   12.872         17.048         19.381         21.845         18.712
                                               -------        -------        -------        -------        -------
Accumulation unit value at end of period.....  $16.545        $12.872        $17.048        $19.381        $21.845
                                               =======        =======        =======        =======        =======
Ratio of expenses to average net assets......    1.27%          1.28%          1.28%          1.28%          1.28%
Ratio of net investment income (loss) to
 average net assets..........................    0.42%          0.41%          0.12%         (0.05%)         0.14%
Total investment return......................   28.54%        (24.50%)       (12.04%)       (11.28%)        16.74%
Portfolio turnover rate......................   77.30%         60.26%         78.03%         66.67%         21.46%
Number of units outstanding at end of period
 (expressed in thousands)
 Accumulation units:.........................    4,466          4,747          5,305          5,787          6,366
 Reserve units:..............................      278            329            373            426            472

                           Variable Annuity Fund A- 8

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Managers and Contract Owners
Lincoln National Variable Annuity Fund A

We have audited the accompanying statement of net assets of Lincoln National Variable Annuity Fund A (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Variable Annuity Fund A as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                        [ERNST & YOUNG LLP]

Fort Wayne, Indiana
February 6, 2004

                           Variable Annuity Fund A- 9

OFFICER/TRUSTEE INFORMATION (UNAUDITED)

                            POSITION(S)    TERM OF OFFICE
    NAME, ADDRESS AND        HELD WITH      AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH          THE TRUST     TIME SERVED(2)                     DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)       Chairman,    Chairman since       Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street      President    August 1995;         Company;
Fort Wayne, IN 46802        and Trustee  President and        Vice President, Lincoln Retirement Services Company, LLC;
DOB: 07/25/52                            Trustee since        Second Vice President, Lincoln Life & Annuity Company of
                                         November 1994        New York
Janet C. Chrzan(1)          Trustee      Trustee since        Senior Vice President, The Lincoln National Life Insurance
1300 S. Clinton Street                   August 2003          Company; formerly Chief Financial Officer and Director of
Fort Wayne, IN 46802                                          The Lincoln National Life Insurance Company; Vice
DOB: 10/14/48                                                 President and Assistant Treasurer, Lincoln National
                                                              Corporation (insurance holding company); Treasurer and
                                                              Assistant Secretary, Lincoln Financial Group Foundation,
                                                              Inc.
John B. Borsch, Jr.         Trustee      Trustee since        Retired; formerly Associate Vice President, Investments,
1300 S. Clinton Street                   December 1981        Northwestern University
Fort Wayne, IN 46802
DOB: 06/09/33
Nancy L. Frisby             Trustee      Trustee since April  Vice President and Chief Financial Officer, DeSoto
1300 S. Clinton Street                   1992                 Memorial Hospital; formerly Chief Financial Officer,
Fort Wayne, IN 46802                                          Bascom Palmer Eye Institute, University of Miami School of
DOB: 11/10/41                                                 Medicine; Vice President and Chief Financial Officer, St.
                                                              Joseph Medical Center, Inc.
Kenneth G. Stella           Trustee      Trustee since        President, Indiana Hospital & Health Association
1300 S. Clinton Street                   February 1998
Fort Wayne, IN 46802
DOB: 08/20/43
Eldon J. Summers(1)         Second Vice  Second Vice          Second Vice President and Treasurer, The Lincoln National
1300 S. Clinton Street      President    President and        Life Insurance Company
Fort Wayne, IN 46802        and          Treasurer since May
DOB: 12/06/50               Treasurer    2003
Cynthia A. Rose(1)          Secretary    Secretary since      Secretary and Assistant Vice President, The Lincoln
1300 S. Clinton Street                   February 1995        National Life Insurance Company; formerly Assistant
Fort Wayne, IN 46802                                          Secretary, Lincoln National Corporation
DOB: 04/24/54
Sheryl L. Sturgill(1)       Chief        Chief Accounting     Director of Separate Accounts Financial Operation, The
1300 S. Clinton Street      Accounting   Officer since        Lincoln National Life Insurance Company; formerly Director
Fort Wayne, IN 46802        Officer      November 2003        of Compliance and Business Consulting, Lincoln National
DOB: 07/04/59                                                 Reassurance Company
Rise' C.M. Taylor(1)        Vice         Vice President and   Vice President and Assistant Treasurer, The Lincoln
1300 S. Clinton Street      President    Assistant Treasurer  National Life Insurance Company; Second Vice President and
Fort Wayne, IN 46802        and          since August 2003    Assistant Treasurer, Lincoln Life & Annuity Company of New
DOB: 12/19/67               Assistant                         York; formerly Investment Portfolio Manager, Lincoln
                            Treasurer                         Investment Management

                             NUMBER OF
                             FUNDS IN
                               TRUST
                              COMPLEX
    NAME, ADDRESS AND       OVERSEEN BY    OTHER DIRECTORSHIPS
      DATE OF BIRTH           TRUSTEE        HELD BY TRUSTEE
--------------------------  ------------------------------------
Kelly D. Clevenger(1)           12       Lincoln Retirement
1300 S. Clinton Street                   Services Company, LLC
Fort Wayne, IN 46802
DOB: 07/25/52
Janet C. Chrzan(1)              12       First Penn-Pacific Life
1300 S. Clinton Street                   Insurance Company;
Fort Wayne, IN 46802                     Lincoln Life & Annuity
DOB: 10/14/48                            Company of New York;
                                         The Administrative
                                         Management Group, Inc.
John B. Borsch, Jr.             12       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 06/09/33
Nancy L. Frisby                 12       N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 11/10/41
Kenneth G. Stella               12       First National Bank &
1300 S. Clinton Street                   Trust
Fort Wayne, IN 46802
DOB: 08/20/43
Eldon J. Summers(1)             N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 12/06/50
Cynthia A. Rose(1)              N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 04/24/54
Sheryl L. Sturgill(1)           N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 07/04/59
Rise' C.M. Taylor(1)            N/A      N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 12/19/67

------------------
Additional information on the officers and trustees can be found in the Statement of Additional Information ("SAI") to the Trust's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1)"Interested persons" within the meaning as defined in the 1940 Act.

(2)The officers and trustees are re-elected annually. The officers and trustees hold their position with the Trust until retirement or resignation. The Bylaws of the Trust do not specify a term of office.

                          Variable Annuity Fund A- 10

Item 2. Code of Ethics

The Registrant has adopted a code of ethics that applies to Registrant's principal executive officer, chief financial officer, chief accounting officer or persons performing similar functions. A copy of the code of ethics is attached hereto as an exhibit.

Item 3. Audit Committee Financial Expert

The Registrant's Board of Trustees has determined that John B. Borsch, Nancy L. Frisby and Kenneth G. Stella are each an "audit committee financial expert" and are "independent," as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4. Principle Accountant Fees and Services

(a) Audit Fees

Aggregate audit fees for the Registrant totaled approximately $34,722 in 2003 and $33,850 in 2002, including fees associated with the annual audit and filings of the Registrant's Form N-1A and Form N-SAR.

(b) Audit-Related Fees

Aggregate fees for the Registrant's audit-related services totaled approximately $0 in 2003 and $0 in 2002. Audit-related services principally include accounting consultations in connection with new accounting standards.

(c) Tax Fees

Aggregate fees for tax services to the Registrant, including tax compliance, tax advice and tax planning, totaled approximately $0 in 2003 and $0 in 2002.

(d) All Other Fees

Aggregate fees for all other services to the Registrant not included above totaled approximately $0 in 2003 and $0 in 2002.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The Audit Committee approves each specific service the auditor will perform for the Registrant. Accordingly, the Audit Committee has not established pre-approval policies or procedures for services that the auditor may perform for the Registrant.

(e)(2) Not applicable.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, or rendered to the Registrant's investment adviser, any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, totaled approximately $351,160 in 2003 and $348,605 in 2002, including services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Principal Accountant's Independence

The Audit Committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the auditor's independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Reserved

Item 9. Controls and Procedures

      (a) The Registrant's president and chief accounting officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.



Item 10. Exhibits

      (a)Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.CODE ETH.

      (b)(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

      (b)(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



LINCOLN NATIONAL VARIABLE ANNUITY FUND A (REGISTRANT)



      /s/ Kelly D Clevenger
      ---------------------
      Kelly D. Clevenger
      President
      (Signature and Title)


Date: March 8, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By    /s/ Kelly D. Clevenger
      -----------------------------------
      Kelly D. Clevenger
      Chairman of the Board and President
      (Signature and Title)


Date: March 8, 2004



By    /s/ Sheryl L. Sturgill
      ------------------------
      Sheryl L. Sturgill
      Chief Accounting Officer
      (Signature and Title)


Date:   March 8, 2004